RESERVES	12 Months Ended
Dec. 31, 2017
RESERVES
RESERVES

18.       RESERVES

The amounts of the Group’s reserves and the movements therein for the current and prior years are presented in the consolidated statement of shareholders’ equity on pages F10 to F12 of the financial statements.